Vanguard Advice Select Dividend Growth Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Admiral Prospectus [Member] | Vanguard Advice Select Dividend Growth Fund | Admiral Shares
Prospectus [Line Items]
Annual Return [Percent]	8.52%	10.71%	10.41%	(3.88%)